Commitments and Contingencies, Underwriting Agreement (FY) (Details) - USD ($)		11 Months Ended
	Feb. 17, 2021	Dec. 31, 2020
Underwriting Agreement [Abstract]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days
Additional units to be purchased to cover over-allotments (in shares)	2,625,000	2,625,000
Underwriter cash discount (in dollars per share)		$ 0.20
Underwriting cash discount		$ 3,500,000
Deferred underwriting discount (in dollars per share)	$ 0.35	$ 0.35
Deferred underwriting fees	$ 7,000,000	$ 6,125,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Underwriting cash discount		4,025,000
Deferred underwriting fees		$ 7,043,750